UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-01435

AMCAP Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: February 28 or 29

Date of reporting period: May 31, 2008

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Eric A.S. Richards
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

AMCAP Fund
Investment portfolio

May 31, 2008
		unaudited

		Market value
Common stocks — 85.92%	Shares	(000)

INFORMATION TECHNOLOGY — 19.72%
Cisco Systems, Inc.[1]	24,704,300	$ 660,099
Microsoft Corp.	21,395,000	605,906
Intel Corp.	18,267,000	423,429
Oracle Corp.[1]	18,221,659	416,183
Yahoo! Inc.[1]	15,008,120	401,617
SAP AG1	6,315,000	348,957
Google Inc., Class A1	380,800	223,073
Texas Instruments Inc.	5,250,000	170,520
Automatic Data Processing, Inc.	3,500,000	150,675
Logitech International SA1	4,550,000	149,832
Apple Inc.[1]	750,000	141,563
Hon Hai Precision Industry Co., Ltd.	25,000,000	141,424
eBay Inc.[1]	4,550,000	136,545
EMC Corp.[1]	6,100,000	106,384
Global Payments Inc.	2,250,000	106,245
Maxim Integrated Products, Inc.	4,645,000	102,654
Linear Technology Corp.	2,500,000	91,925
KLA-Tencor Corp.	1,985,000	91,548
Microchip Technology Inc.	2,000,000	73,680
Xilinx, Inc.	2,500,000	68,000
Analog Devices, Inc.	1,750,000	61,442
Paychex, Inc.	1,600,000	55,280
Visa Inc., Class A1	631,400	54,528
Applied Materials, Inc.	2,700,000	53,487
Dell Inc.[1]	2,300,000	53,038
QUALCOMM Inc.	1,000,000	48,540
Delta Electronics, Inc.	12,075,000	34,472
Cadence Design Systems, Inc.[1]	796,400	9,254
		4,980,300

CONSUMER DISCRETIONARY — 16.04%
Lowe’s Companies, Inc.	24,189,700	580,553
Target Corp.	8,316,000	443,742
Best Buy Co., Inc.	7,900,000	368,851
YUM! Brands, Inc.	7,476,000	296,797
Johnson Controls, Inc.	8,570,000	291,894
Carnival Corp., units	5,725,200	229,352
Kohl’s Corp.[1]	4,534,820	203,160
Time Warner Inc.	12,381,500	196,618
O’Reilly Automotive, Inc.[1,2]	6,794,800	177,684
Williams-Sonoma, Inc.[2]	6,000,000	152,520
Walt Disney Co.	4,000,000	134,400
E. W. Scripps Co., Class A	2,600,000	122,460
Harley-Davidson, Inc.	2,896,900	120,424
Comcast Corp., Class A, special nonvoting stock	3,750,000	83,588
Comcast Corp., Class A	1,575,000	35,438
Brinker International, Inc.	4,687,500	102,797
Gentex Corp.	5,130,000	90,083
Tractor Supply Co.[1,2]	2,525,000	86,279
Harman International Industries, Inc.	1,728,901	77,316
Timberland Co., Class A1	3,264,000	60,090
P.F. Chang’s China Bistro, Inc.[1,2]	1,470,800	39,094
Life Time Fitness, Inc.[1]	900,000	36,018
Ross Stores, Inc.	975,000	35,704
MGM Mirage, Inc.[1]	678,942	33,411
Liberty Media Corp., Liberty Interactive, Series A1	1,750,000	29,732
Expedia, Inc.[1]	700,000	16,975
Fossil, Inc.[1]	197,000	6,247
		4,051,227

HEALTH CARE — 12.03%
UnitedHealth Group Inc.	12,680,000	433,783
WellPoint, Inc.[1]	6,950,000	387,949
Medtronic, Inc.	5,200,000	263,484
Roche Holding AG	1,262,000	217,599
Amgen Inc.[1]	3,600,000	158,508
Varian Medical Systems, Inc.[1]	3,100,000	147,374
Express Scripts, Inc.[1]	1,800,000	129,798
Forest Laboratories, Inc.[1]	3,445,000	123,710
Cephalon, Inc.[1]	1,700,000	115,107
Genentech, Inc.[1]	1,510,000	107,014
Medco Health Solutions, Inc.[1]	2,200,000	106,590
Becton, Dickinson and Co.	1,200,000	101,340
Medicis Pharmaceutical Corp., Class A2	3,625,000	86,203
Abbott Laboratories	1,400,000	78,890
Haemonetics Corp.[1,2]	1,340,000	75,522
Beckman Coulter, Inc.	936,400	64,977
McKesson Corp.	1,100,000	63,415
Cardinal Health, Inc.	900,000	50,886
Bristol-Myers Squibb Co.	2,000,000	45,580
St. Jude Medical, Inc.[1]	1,075,000	43,806
Schering-Plough Corp.	2,000,000	40,800
Boston Scientific Corp.[1]	2,547,890	33,861
Johnson & Johnson	500,000	33,370
ResMed Inc[1]	828,000	32,615
Cochlear Ltd.	600,000	31,064
Henry Schein, Inc.[1]	500,000	27,860
Gilead Sciences, Inc.[1]	500,000	27,660
Mentor Corp.	282,300	8,895
		3,037,660

FINANCIALS — 11.78%
American International Group, Inc.	13,440,000	483,840
Citigroup Inc.	16,806,700	367,899
Capital One Financial Corp.	6,151,200	295,996
Fannie Mae	10,605,000	286,547
Wachovia Corp.	11,500,000	273,700
American Express Co.	5,750,000	266,512
Hudson City Bancorp, Inc.	11,400,000	202,920
Wells Fargo & Co.	6,440,000	177,551
Freddie Mac	6,050,000	153,791
State Street Corp.	1,600,000	115,232
M&T Bank Corp.	1,124,230	97,426
Bank of New York Mellon Corp.	1,720,000	76,591
Zions Bancorporation	1,775,000	76,485
Arthur J. Gallagher & Co.	2,308,000	58,923
PNC Financial Services Group, Inc.	645,000	41,441
		2,974,854

CONSUMER STAPLES — 7.93%
Walgreen Co.	13,375,800	481,796
PepsiCo, Inc.	5,000,000	341,500
L’Oréal SA	2,050,000	249,458
Avon Products, Inc.	5,045,000	197,058
McCormick & Co.	4,435,000	166,667
Wm. Wrigley Jr. Co.	1,870,000	144,233
Philip Morris International Inc.[1]	2,500,000	131,650
Costco Wholesale Corp.	1,600,000	114,112
Dean Foods Co.[1]	2,500,000	54,375
Whole Foods Market, Inc.	1,500,000	43,500
Kraft Foods Inc., Class A	1,211,042	39,335
Altria Group, Inc.	1,750,000	38,955
		2,002,639

ENERGY — 7.02%
Schlumberger Ltd.	4,990,000	504,639
Newfield Exploration Co.[1]	3,645,000	230,510
Murphy Oil Corp.	2,200,000	203,830
FMC Technologies, Inc.[1]	2,745,000	197,228
EOG Resources, Inc.	1,462,900	188,173
Smith International, Inc.	2,130,000	168,100
Apache Corp.	1,100,000	147,466
Devon Energy Corp.	800,000	92,752
ConocoPhillips	427,600	39,809
		1,772,507

INDUSTRIALS — 4.89%
Precision Castparts Corp.	2,700,000	326,160
United Parcel Service, Inc., Class B	3,200,000	227,264
General Electric Co.	6,400,000	196,608
Robert Half International Inc.	6,800,000	167,144
Avery Dennison Corp.	1,744,200	89,966
FedEx Corp.	790,000	72,451
United Technologies Corp.	1,000,000	71,040
Southwest Airlines Co.	3,685,000	48,126
Mine Safety Appliances Co.	881,050	36,334
		1,235,093

TELECOMMUNICATION SERVICES — 1.61%
Telephone and Data Systems, Inc., Special Common Shares	2,000,900	87,839
Telephone and Data Systems, Inc.	1,737,500	82,827
Sprint Nextel Corp., Series 1	17,200,000	160,992
United States Cellular Corp.[1]	691,656	43,318
CenturyTel, Inc.	890,000	31,515
		406,491

		unaudited

		Market value
Common stocks	Shares	(000)

MATERIALS — 0.79%
Monsanto Co.	633,003	$ 80,645
Potash Corp. of Saskatchewan Inc.	300,000	59,721
Sealed Air Corp.	2,400,000	58,464
		198,830

UTILITIES — 0.09%
Duke Energy Corp.	1,299,000	24,006

MISCELLANEOUS — 4.02%
Other common stocks in initial period of acquisition		1,015,771

Total common stocks (cost: $18,648,920,000)		21,699,378

	Principal amount
Short-term securities — 13.81%	(000)

Federal Home Loan Bank 1.706%–2.55% due 6/4–10/21/2008	$817,903	814,314
Freddie Mac 2.00%–3.625% due 6/12–12/3/2008	599,500	596,273
Fannie Mae 1.68%–2.10% due 6/11–12/8/2008	290,300	288,176
Wal-Mart Stores Inc. 2.00%–2.10% due 6/10–12/22/2008[3]	235,312	233,245
Coca-Cola Co. 2.07%–2.53% due 6/6–6/20/2008[3]	161,940	161,831
Private Export Funding Corp. 2.10%–2.53% due 6/10–8/8/2008[3]	112,000	111,698
Union Bank of California, N.A. 2.83% due 6/11/2008	100,000	100,000
Honeywell International Inc. 2.05%–2.08% due 7/1–7/3/2008[3]	100,000	99,754
E.I. duPont de Nemours and Co. 2.02% due 6/24–6/27/2008[3]	95,000	94,863
Procter & Gamble International Funding S.C.A. 2.10% due 6/27–7/23/2008[3]	93,900	93,632
Pfizer Inc 1.95%–4.33% due 6/13–9/12/2008[3]	92,500	92,142
Abbott Laboratories 1.97%–2.00% due 7/10–7/24/2008[3]	91,000	90,733
U.S. Treasury Bills 1.43%–1.85% due 9/25–11/6/2008	83,300	82,719
CAFCO, LLC 2.52%–2.88% due 6/6–7/15/2008[3]	80,100	79,972
AT&T Inc. 2.10% due 7/10–7/11/2008[3]	80,000	79,765
JPMorgan Chase & Co. 2.42%–2.50% due 6/10–8/11/2008	76,600	76,426
Wells Fargo & Co. 2.14%–2.19% due 7/8–7/25/2008	61,400	61,214
Ranger Funding Co. LLC 2.85% due 8/8/2008[3]	50,000	49,724
Eaton Corp. 2.60% due 6/5/2008[3]	45,200	45,182
Federal Farm Credit Banks 3.31% due 8/14/2008	40,000	39,808
Paccar Financial Corp. 2.00% due 8/14/2008	34,200	34,014
Johnson & Johnson 2.30% due 6/27/2008[3]	30,800	30,733
John Deere Capital Corp. 2.07% due 7/29/2008[3]	30,000	29,875
Variable Funding Capital Corp. 2.45% due 6/16/2008[3]	25,000	24,973
Harley-Davidson Funding Corp. 2.11% due 8/7/2008[3]	25,000	24,877
Medtronic Inc. 2.03% due 6/18/2008[3]	23,100	23,077
General Electric Capital Corp. 2.32% due 6/2/2008	15,700	15,697
Wm. Wrigley Jr. Co. 2.11% due 6/26/2008[3]	12,750	12,723

Total short-term securities (cost: $3,489,186,000)		3,487,440

Total investment securities (cost: $22,138,106,000)		25,186,818
Other assets less liabilities		69,480

Net assets		$25,256,298

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

 unaudited

1Security did not produce income during the last 12 months.
2The fund owns 5% or more of the outstanding voting shares of this company. See table below for additional information.
3Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,378,799,000, which represented 5.46% of the net assets of the fund.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended May 31, 2008, appear below.

						Market value
					Dividend	of affiliates
					income	at 5/31/08
	Beginning shares	Additions	Reductions	Ending shares	(000)	(000)

O’Reilly Automotive, Inc.	6,794,800	—	—	6,794,800	$ —	$177,684
Williams-Sonoma, Inc.	6,000,000	—	—	6,000,000	720	152,520
Tractor Supply Co.	2,525,000	—	—	2,525,000	—	86,279
Medicis Pharmaceutical Corp., Class A	3,625,000	—	—	3,625,000	145	86,203
Haemonetics Corp.	1,190,000	150,000	—	1,340,000	—	75,522
P.F. Chang’s China Bistro, Inc.	1,650,000	—	179,200	1,470,800	—	39,094
Talbots, Inc.*	3,057,725	—	3,057,725	—	441	—
					$1,306	$617,302
*Unaffiliated issuer at 5/31/2008.

Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on March 1, 2008. FAS 157 requires the fund to classify its assets and liabilities based on valuation method using three levels. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high quality and liquid; however, they are reflected as level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of May 31, 2008 (dollars in thousands):

Investment
securities

Level 1 — Quoted prices	$21,699,378
Level 2 — Other significant observable inputs	3,487,440
Level 3 — Significant unobservable inputs	—
Total	$25,186,818

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 4,859,863
Gross unrealized depreciation on investment securities	(1,811,232)
Net unrealized appreciation on investment securities	3,048,631
Cost of investment securities for federal income tax purposes	22,138,187

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-902-0708O-S15798

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMCAP FUND, INC.

By /s/ Claudia P. Huntington
Claudia P. Huntington, President and Principal Executive Officer

Date: July 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Claudia P. Huntington
Claudia P. Huntington, President and Principal Executive Officer

Date: July 29, 2008

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: July 29, 2008